Borrowings	6 Months Ended
Jun. 30, 2021
Borrowings
Borrowings

7. Borrowings

An analysis of the borrowings is as follows:

	December 31, 2020	June 30, 2021
Amounts due within one year	258,262	569,009
Less: unamortized premium	—	472
Less: unamortized deferred loan/bond issuance costs	(12,636)	(13,706)
Borrowings, current portion	245,626	555,775
Amounts due after one year	3,583,447	3,324,636
Less: unamortized premium	797	—
Less: unamortized deferred loan/bond issuance costs	(56,649)	(51,163)
Borrowings, non-current portion	3,527,595	3,273,473
Total	3,773,221	3,829,248

Loans

The main terms of the Group’s loan facilities in existence as of December 31, 2020, have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2020. Refer to Note 13 “Borrowings”.

On January 22, 2021, GasLog refinanced through a sale-and-leaseback transaction the GasLog Houston, a 174,000 cbm LNG carrier with X-DF propulsion built in 2018. GAS-twenty four Ltd. (“G24”) sold the vessel to an indirectly owned subsidiary of ICBC Financial Leasing Co., Ltd. (the “GasLog Houston SLB”), raising $165,958 and leased it back under a bareboat charter for a period of up to eight years. At the end of the charter period, G24 has the obligation to re-purchase the vessel for $99,575. G24 has also the option to re-purchase the vessel on pre-agreed terms no earlier than the end of the first interest period, and no later than the end of year eight, of the bareboat charter. The amount drawn was used to refinance the outstanding indebtedness of G24, in the amount of $130,889. The amount drawn on January 22, 2021, is repayable in 32 quarterly installments of $2,074 each and a final balloon payment of $99,575 payable concurrently with the last quarterly installment in January 2029. Interest on the outstanding capital of the bareboat charter will be payable at a rate of the London Interbank Offered Rate (“LIBOR”) plus a margin. G24 has the obligation to re-purchase the vessel and as a result under IFRS 15, the transfer of the vessel does not qualify as a sale and leaseback. The Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale-and-leaseback transaction as a financial liability. The relevant tranches of the existing loan facility of the specified vessel were terminated and the respective unamortized loan fees of $3,528 were written off to profit or loss.

The facility includes customary respective covenants, and among other restrictions the facility includes a fair market value covenant pursuant to which the lender may request additional security under the facility if the aggregate fair market value of the collateral vessel (without taking into account any charter arrangements) were to fall below 100% of the aggregate outstanding principal balance through December 31, 2022 (110% thereafter). The Group was in compliance with the required minimum security coverage as of June 30, 2021.

During the six months ended June 30, 2021, the Group drew down $152,955 under the facility signed on December 12, 2019 with 13 international banks to provide debt funding for its current newbuilding program (the “Newbuilding Facility”) to partially finance the delivery of the GasLog Wellington. In addition, during the six months ended June 30, 2021, the Group repaid $135,880 in accordance with the repayment terms under its loan facilities. In connection with the de-listing of Gaslog’s common shares from the New York Stock Exchange completed in June 2021, supplemental agreements have been signed with certain lenders with respect to clauses relating to GasLog. Costs relating to the aforementioned amendment of the agreements amounted to $15,652 for the three and six months ended June 30, 2021, respectively and have been included in Financial costs (Note 16).

The carrying amount of the Group’s credit facilities recognized in the unaudited condensed consolidated financial statements approximates its fair value after adjusting for the unamortized loan/bond issuance costs.

Bonds

The main terms of the Group’s bonds have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2020. Refer to Note 13 “Borrowings”.

The carrying amount under the Norwegian Kroner (“NOK”) bond maturing in 2024 (the “NOK 2024 Bonds”), net of unamortized financing costs and unamortized premium, as of June 30, 2021 is $103,955 (carrying amount under the NOK 2024 Bonds as of December 31, 2020: $104,017) while their fair value is $107,352 based on a USD/NOK exchange rate of 0.1168 as of June 30, 2021 (December 31,2020 : $96,581, based on a USD/NOK exchange rate of 0.1170).

The carrying amount under the 8.875% Senior Notes, net of unamortized financing costs and premium as of June 30, 2021, is $314,232 (December 31, 2020: $313,773).

The Group was in compliance with its financial covenants as of June 30, 2021.